Note 26 - Trade Payables - Components of Trade Payables (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Trade payables (I)	[1]	R$ 235.3	R$ 309.5
Non-current		655.8	309.5
Trade payables (I)	[1]	18,182.1	14,178.9
Related parties, current		1,157.1	890.7
Current		19,339.2	15,069.6
Total		R$ 19,995.0	R$ 15,379.1

[1]	The nominal contractual amounts, including interest are R$21,071 at December 31, 2020 (R$16,905.8 at December 31, 2019).